Overview of Business (Details)		1 Months Ended	12 Months Ended
	Dec. 31, 2017 item	Dec. 31, 2014	Dec. 31, 2017 product
Overview of Business
Number of approved products for the treatment of type 2 diabetes | product			2
Number of fully owned programs in late clinical development | item	4
Ownership interest in Subsidiaries (in percentage)		100.00%
Zealand Pharma A/S subsidiaries ZP Holding SPV K/S
Overview of Business
Ownership interest in Subsidiaries (in percentage)			100.00%
Voting rights held in Subsidiaries (in percentage)			100.00%
Zealand Pharma A/S subsidiaries ZP General Partner 1 ApS
Overview of Business
Ownership interest in Subsidiaries (in percentage)			100.00%
Voting rights held in Subsidiaries (in percentage)			100.00%
ZP Holding SPV K/S subsidiaries ZP SPV 1 K/S
Overview of Business
Ownership interest in Subsidiaries (in percentage)			100.00%
Voting rights held in Subsidiaries (in percentage)			100.00%
ZP Holding SPV K/S subsidiaries ZP General Partner 2 ApS
Overview of Business
Ownership interest in Subsidiaries (in percentage)			100.00%
Voting rights held in Subsidiaries (in percentage)			100.00%